Consolidated Statements of Shareholder’s Equity In Thousands, except Share data	Common Stock [Member] USD ($)	Common Stock [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Retained Earnings, Appropriated [Member] USD ($)	Retained Earnings, Appropriated [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] CNY	Subscription Receivables [Member] USD ($)	Subscription Receivables [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011		7,646		2,272,580		167,147		408,325		(101,651)				124,948		2,878,995
Balance, shares (in Shares) at Dec. 31, 2011		1,002,541,446
Balance as of December 31, 2014 in US$ (in Dollars)		7,624		2,284,906		178,440		527,542		(104,132)				113,527		3,007,907
Net income (loss)								130,510						(5,773)		124,737
Foreign currency translation										(2,481)						(2,481)
Exercise of share options		1		347												348
Exercise of share options, shares (in Shares)		183,380														183,380
Repurchase of ordinary shares		(23)		(9,221)												(9,244)
Repurchase of ordinary shares (in Shares)		(3,863,300)
Share-based compensation				66,878												66,878
Provision for statutory reserves						11,293		(11,293)
Capital injection by noncontrolling interest														12,655		12,655
Acquisition of additional interests in a subsidiary				(45,678)										(16,570)		(62,248)
Disposal of subsidiaries														(1,733)		(1,733)
Balance at Dec. 31, 2012		7,624		2,284,906		178,440		527,542		(104,132)				113,527		3,007,907
Balance, shares (in Shares) at Dec. 31, 2012		998,861,526
Balance as of December 31, 2014 in US$ (in Dollars)				2,329,962		182,740		618,885		(111,114)				118,665		3,146,762
Net income (loss)								95,643						4,341		99,984
Foreign currency translation										(6,982)						(6,982)
Share-based compensation				45,317												45,317
Provision for statutory reserves						4,300		(4,300)
Capital injection by noncontrolling interest														3,350		3,350
Disposal of subsidiaries				(261)										(2,553)		(2,814)
Balance at Dec. 31, 2013		7,624		2,329,962		182,740		618,885		(111,114)				118,665		3,146,762
Balance, shares (in Shares) at Dec. 31, 2013		998,861,526														998,861,526
Balance as of December 31, 2014 in US$ (in Dollars)	1,380	8,563	419,270	2,601,401	31,980	198,422	123,289	764,963	(16,940)	(105,106)	(41,500)	(257,491)	19,906	123,508	537,385	3,334,260
Net income (loss)								161,760						4,320	26,767	166,080
Issue new shares to employees		928		256,563								(257,491)
Issue new shares to employees (in Shares)		150,000,000
Foreign currency translation										6,008					968	6,008
Exercise of share options		11		3,172												3,183
Exercise of share options, shares (in Shares)		1,704,380													1,704,380
Share-based compensation				23,598												23,598
Provision for statutory reserves						15,682		(15,682)
Acquisition of additional interests in a subsidiary				(11,894)										523		(11,371)
Balance at Dec. 31, 2014	$ 1,380	8,563	$ 419,270	2,601,401	$ 31,980	198,422	$ 123,289	764,963	$ (16,940)	(105,106)	$ (41,500)	(257,491)	$ 19,906	123,508	$ 537,385	3,334,260
Balance, shares (in Shares) at Dec. 31, 2014	1,150,565,906														1,150,565,906